Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Debt Instrument [Line Items]
Total		₨ 932,906.3	₨ 730,920.7	$ 14,328.2
Perpetual debt
Debt Instrument [Line Items]
Total		₨ 79,997.3
Subordinated debt | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Maturity /Call dates, start		2019	2018
Maturity /Call dates, end		2028	2027
Total		₨ 124,264.8	₨ 121,215.9	1,908.5
Subordinated debt | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Maturity /Call dates, start		2019	2018
Maturity /Call dates, end		2021	2021
Total		₨ 26,798.7	₨ 27,797.7	411.6
Subordinated debt | Upper tier II capital | Perpetual debt
Debt Instrument [Line Items]
Maturity /Call dates, start		2023
Maturity /Call dates, end		2023
Total		₨ 79,997.3	₨ 0.0	$ 1,228.6
Subordinated debt | Minimum | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		7.56%	6.00%	7.56%
Subordinated debt | Minimum | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		8.70%	8.70%	8.70%
Subordinated debt | Minimum | Upper tier II capital | Perpetual debt
Debt Instrument [Line Items]
Stated interest rates		8.85%		8.85%
Subordinated debt | Maximum | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		10.70%	10.70%	10.70%
Subordinated debt | Maximum | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		10.85%	10.85%	10.85%
Subordinated debt | Maximum | Upper tier II capital | Perpetual debt
Debt Instrument [Line Items]
Stated interest rates		8.85%		8.85%
Others | Variable rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2020	2018
Maturity /Call dates, end	[1]	2022	2022
Total	[1]	₨ 32,227.2	₨ 22,013.6	$ 495.0
Others | Variable rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2019	2018
Maturity /Call dates, end	[1]	2023	2021
Total	[1]	₨ 108,196.7	₨ 74,677.8	1,661.8
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2019	2018
Maturity /Call dates, end	[1]	2027	2027
Total	[1]	₨ 561,421.6	₨ 444,930.8	8,622.7
Others | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]		2018
Maturity /Call dates, end	[1]		2018
Total	[1]	₨ 0.0	₨ 40,284.9	$ 0.0
Others | Minimum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	2.68%	2.20%	2.68%
Others | Minimum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	7.64%	8.00%	7.64%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	6.90%	7.07%	6.90%
Others | Minimum | Fixed rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]		1.62%
Others | Maximum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	3.25%	3.70%	3.25%
Others | Maximum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	10.05%	11.35%	10.05%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	10.35%	10.35%	10.35%
Others | Maximum | Fixed rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]		4.30%

[1]	Variable rate (1) and fixed rate (2) represent foreign currency debt